TRADE RECEIVABLES - Schedule of Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Less than 30
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.99%	0.82%
31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	2.41%	2.08%
61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	5.22%	4.81%
91-120
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	7.74%	9.02%
121-180
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	15.08%	26.60%
181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	44.96%	84.13%
> 365
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%	100.00%
Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%	100.00%
Estimated total gross carrying amount at default | Less than 30
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (72,828)	$ (104,024)
Estimated total gross carrying amount at default | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(26,266)	(21,442)
Estimated total gross carrying amount at default | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,479)	(7,775)
Estimated total gross carrying amount at default | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,377)	(4,856)
Estimated total gross carrying amount at default | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,292)	(5,090)
Estimated total gross carrying amount at default | 181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,070)	(5,083)
Estimated total gross carrying amount at default | > 365
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,766)	(8,283)
Estimated total gross carrying amount at default | Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,159)	(4,644)
Estimated total gross carrying amount at default | Total
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(150,237)	(161,197)
Lifetime ECL | Less than 30
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	721	853
Lifetime ECL | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	633	446
Lifetime ECL | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	547	374
Lifetime ECL | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	571	438
Lifetime ECL | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	798	1,354
Lifetime ECL | 181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,078	4,276
Lifetime ECL | > 365
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,766	8,283
Lifetime ECL | Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,159	4,644
Lifetime ECL | Total
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 26,273	$ 20,668